Restricted Net Assets - Additional Information (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statutory Accounting Practices [Line Items]
Statutory capital and surplus required	¥ 4,180,697	¥ 4,117,308
Wholly-owned Foreign Invested Enterprise
Statutory Accounting Practices [Line Items]
Appropriation of after tax profit to statutory common reserve limit registered capital percentage	50.00%
Wholly-owned Foreign Invested Enterprise | Minimum
Statutory Accounting Practices [Line Items]
Appropriation of after tax profit to statutory common reserve required minimum percentage	10.00%
Domestic Enterprise
Statutory Accounting Practices [Line Items]
Appropriation of after tax profit to statutory common reserve limit registered capital percentage	50.00%
Domestic Enterprise | Minimum
Statutory Accounting Practices [Line Items]
Appropriation of after tax profit to statutory common reserve required minimum percentage	10.00%